Schedule of Leasehold Improvements and Equipment (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 1	$ 2,550
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 2	121
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 3	2,429
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 4	1,050
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 5	1,222
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 6	415
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 7	807
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 8	821
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 9	66
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 10	43
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 11	23
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 12	17
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 13	2,786
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 14	315
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 15	2,471
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 16	2,350
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 17	6,624
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 18	894
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 19	5,730
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 20	$ 4,238